Income Taxes - Movement in Deferred Tax Assets and Liabilities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	₨ (13,882)	₨ (15,650)	₨ (13,053)
Credit/(charge) in the consolidated statement of income	1,898	2,628	(1,116)
Credit/(charge) in other comprehensive income	2,570	128	(924)
On account of Business combinations and others	(1,231)	(566)	(388)
Translation adjustment	(1,379)	(422)	(169)
Ending balance	(12,024)	(13,882)	(15,650)
Carry forward losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	898	1,254	2,624
Credit/(charge) in the consolidated statement of income	(239)	(357)	(1,384)
Credit/(charge) in other comprehensive income	0	0	0
On account of Business combinations and others	9	0	0
Translation adjustment	116	1	14
Ending balance	784	898	1,254
Trade payables, accrued expenses and other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	7,106	5,793	6,367
Credit/(charge) in the consolidated statement of income	(142)	1,362	(477)
Credit/(charge) in other comprehensive income	(10)	(49)	(111)
On account of Business combinations and others	590	0	(4)
Translation adjustment	342	0	18
Ending balance	7,886	7,106	5,793
Allowances for lifetime expected credit loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,428	1,618	1,743
Credit/(charge) in the consolidated statement of income	519	(190)	(129)
Credit/(charge) in other comprehensive income	0	0	0
On account of Business combinations and others	33	0	0
Translation adjustment	36	0	4
Ending balance	2,016	1,428	1,618
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(536)	(912)	(911)
Credit/(charge) in the consolidated statement of income	(392)	371	(1)
Credit/(charge) in other comprehensive income	0	0	0
On account of Business combinations and others	248	0	0
Translation adjustment	30	5	0
Ending balance	(650)	(536)	(912)
Amortizable goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(5,449)	(4,909)	(3,855)
Credit/(charge) in the consolidated statement of income	(873)	(422)	(993)
Credit/(charge) in other comprehensive income	0	0	0
On account of Business combinations and others	0	0	0
Translation adjustment	(584)	(118)	(61)
Ending balance	(6,906)	(5,449)	(4,909)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(7,931)	(8,601)	(10,170)
Credit/(charge) in the consolidated statement of income	2,277	1,446	2,067
Credit/(charge) in other comprehensive income	0	0	0
On account of Business combinations and others	(1,915)	(566)	(367)
Translation adjustment	(838)	(210)	(131)
Ending balance	(8,407)	(7,931)	(8,601)
Interest income and fair value movement of investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,912)	(1,347)	(1,170)
Credit/(charge) in the consolidated statement of income	346	(1,482)	82
Credit/(charge) in other comprehensive income	323	(83)	(259)
On account of Business combinations and others	(369)	0	0
Translation adjustment	(75)	0	0
Ending balance	(2,687)	(2,912)	(1,347)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	65	(195)	359
Credit/(charge) in the consolidated statement of income	(87)	0	0
Credit/(charge) in other comprehensive income	2,257	260	(554)
On account of Business combinations and others	0	0	0
Translation adjustment	(1)	0	0
Ending balance	2,234	65	(195)
Contract asset / (Contract liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(209)	(625)	(370)
Credit/(charge) in the consolidated statement of income	124	428	(257)
Credit/(charge) in other comprehensive income	0	0	0
On account of Business combinations and others	230	0	5
Translation adjustment	6	(12)	(3)
Ending balance	151	(209)	(625)
Special Economic Zone re-investment reserve [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,485)	(7,820)	(7,237)
Credit/(charge) in the consolidated statement of income	858	4,335	(583)
Credit/(charge) in other comprehensive income	0	0	0
On account of Business combinations and others	0	0	0
Translation adjustment	0	0	0
Ending balance	(2,627)	(3,485)	(7,820)
Undistributed earnings of subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,001)	0
Credit/(charge) in the consolidated statement of income	(587)	(2,941)
Credit/(charge) in other comprehensive income	0	0
On account of Business combinations and others	0	0
Translation adjustment	(377)	(60)
Ending balance	(3,965)	(3,001)	0
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	144	94	(433)
Credit/(charge) in the consolidated statement of income	94	78	559
Credit/(charge) in other comprehensive income	0	0	0
On account of Business combinations and others	(57)	0	(22)
Translation adjustment	(34)	(28)	(10)
Ending balance	₨ 147	₨ 144	₨ 94